Postemployment benefit plans (Details 8) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
U.S. Pension Benefits
Components of net periodic benefit cost
Service cost	$ 196	$ 185	$ 158
Interest cost	581	609	651
Expected return on plan assets	(832)	(812)	(798)
Other adjustments	31	0	0
Curtailments, settlements and termination benefits	0	7	0
Amortization of:
Transition obligation / (asset)	0	0	0
Prior service cost / (credit)	18	19	20
Net actuarial loss / (gain)	546	504	451
Total cost included in operating profit	540	512	482
Other changes in plan assets and benefit obligations recognized in other comprehensive income (pre-tax):
Current year actuarial loss (gain)	(2,344)	745	2,700
Amortization of actuarial (loss) gain	(546)	(504)	(451)
Current year prior service cost (credit)	0	(7)	0
Amortization of prior service (cost) credit	(18)	(19)	(20)
Amortization of transition (obligation) asset	0	0	0
Total recognized in other comprehensive income	(2,908)	215	2,229
Total recognized in net periodic cost and other comprehensive income	(2,368)	727	2,711
Weighted-average assumptions used to determine net cost:
Discount rate (as a percent)	3.70%	4.30%	5.10%
Expected return on plan assets (as a percent)	7.80%	8.00%	8.50%
Rate of compensation increase (as a percent)	4.50%	4.50%	4.50%
Expected return on plan assets, next fiscal year (as a percent)	7.80%
Percentage of the highest and lowest yielding bonds that were excluded from the discount rate calculation (as a percent)	10.00%
Additional percentage amount added to long-term passive rate of returns to arrive at the long-term expected rate of return (as a percent)	1.00%	1.00%	1.00%
Non-U.S. Pension Benefits
Components of net periodic benefit cost
Service cost	120	108	115
Interest cost	166	182	182
Expected return on plan assets	(225)	(215)	(210)
Other adjustments	0	0	0
Curtailments, settlements and termination benefits	2	38	19
Amortization of:
Transition obligation / (asset)	0	0	0
Prior service cost / (credit)	1	1	3
Net actuarial loss / (gain)	128	97	74
Total cost included in operating profit	192	211	183
Other changes in plan assets and benefit obligations recognized in other comprehensive income (pre-tax):
Current year actuarial loss (gain)	(406)	225	526
Amortization of actuarial (loss) gain	(128)	(97)	(72)
Current year prior service cost (credit)	(7)	10	(25)
Amortization of prior service (cost) credit	(1)	(1)	(3)
Amortization of transition (obligation) asset	0	0	0
Total recognized in other comprehensive income	(542)	137	426
Total recognized in net periodic cost and other comprehensive income	(350)	348	609
Weighted-average assumptions used to determine net cost:
Discount rate (as a percent)	3.70%	4.30%	4.60%
Expected return on plan assets (as a percent)	6.80%	7.10%	7.10%
Rate of compensation increase (as a percent)	3.90%	3.90%	4.10%
Expected return on plan assets, next fiscal year (as a percent)	6.90%
Other Postretirement Benefits
Components of net periodic benefit cost
Service cost	108	92	84
Interest cost	195	221	253
Expected return on plan assets	(56)	(63)	(70)
Other adjustments	(22)	0	0
Curtailments, settlements and termination benefits	0	(40)	0
Amortization of:
Transition obligation / (asset)	2	2	2
Prior service cost / (credit)	(73)	(68)	(55)
Net actuarial loss / (gain)	107	100	108
Total cost included in operating profit	261	244	322
Other changes in plan assets and benefit obligations recognized in other comprehensive income (pre-tax):
Current year actuarial loss (gain)	(759)	133	408
Amortization of actuarial (loss) gain	(107)	(100)	(108)
Current year prior service cost (credit)	2	(38)	(121)
Amortization of prior service (cost) credit	73	68	55
Amortization of transition (obligation) asset	(2)	(2)	(2)
Total recognized in other comprehensive income	(793)	61	232
Total recognized in net periodic cost and other comprehensive income	$ (532)	$ 305	$ 554
Weighted-average assumptions used to determine net cost:
Discount rate (as a percent)	3.70%	4.30%	5.00%
Expected return on plan assets (as a percent)	7.80%	8.00%	8.50%
Rate of compensation increase (as a percent)	4.40%	4.40%	4.40%
Assumed increase in health care trend rate
Assumed increase in health care trend rate over the current period to calculate benefit expenses (as a percent)	7.10%
Assumed increase in health care trend rate for the next year to calculate benefit expenses (as a percent)	6.60%
Year that heath care trend rate is assumed to reach ultimate trend rate (year)	2019
Ultimate health care cost trend rate (as a percent)	5.00%
General inflation rate that forms a part of ultimate health care trend rate (as a percent)	3.00%
Additional healthcare inflation rate that forms a part of ultimate health care trend rate (as a percent)	2.00%